Securities (Amortized cost and fair value of securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	$ 611,331,000	$ 664,139,000
Securities available for sale, gross unrealized gains	1,141,000	11,967,000
Securities available for sale, gross unrealized losses	(26,549,000)	(997,000)
Available-for-sale securities, fair value	585,923,000	675,109,000
Held-to-maturity Securities
Securities held to maturity, amortized cost	283,814,000	269,783,000
Securities held to maturity, gross unrealized gains	597,000	4,251,000
Securities held to maturity, gross unrealized losses	(20,714,000)	(363,000)
Securities, held to maturity, fair value	263,697,000	273,671,000
Debt Securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	157,072,000
Securities, held to maturity, fair value	140,972,000
U.S. Government agency securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	149,096,000	178,926,000
Securities held to maturity, gross unrealized gains	0	700,000
Securities held to maturity, gross unrealized losses	(16,082,000)	(363,000)
Securities, held to maturity, fair value	133,014,000	179,263,000
Residential mortgage-backed securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	7,849,000	23,827,000
Securities held to maturity, gross unrealized gains	197,000	1,889,000
Securities held to maturity, gross unrealized losses	0	0
Securities, held to maturity, fair value	8,046,000	25,716,000
Agency CMOs [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	118,893,000	49,051,000
Securities held to maturity, gross unrealized gains	251,000	1,587,000
Securities held to maturity, gross unrealized losses	(4,465,000)	0
Securities, held to maturity, fair value	114,679,000	50,638,000
Corporate Debt Securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	5,000,000	15,000,000
Securities held to maturity, gross unrealized gains	149,000	13,000
Securities held to maturity, gross unrealized losses	0	0
Securities, held to maturity, fair value	5,149,000	15,013,000
Municipal securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	2,976,000	2,979,000
Securities held to maturity, gross unrealized gains	0	62,000
Securities held to maturity, gross unrealized losses	(167,000)	0
Securities, held to maturity, fair value	2,809,000	3,041,000
Debt Securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	61,945,000
Available-for-sale securities, fair value	56,359,000
U.S. Government agency securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	33,995,000	33,994,000
Securities available for sale, gross unrealized gains	0	19,000
Securities available for sale, gross unrealized losses	(4,069,000)	(252,000)
Available-for-sale securities, fair value	29,926,000	33,761,000
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	65,795,000	55,614,000
Securities available for sale, gross unrealized gains	0	1,596,000
Securities available for sale, gross unrealized losses	(3,295,000)	0
Available-for-sale securities, fair value	62,500,000	57,210,000
Agency CMOs [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	483,591,000	547,641,000
Securities available for sale, gross unrealized gains	1,141,000	9,971,000
Securities available for sale, gross unrealized losses	(17,668,000)	(745,000)
Available-for-sale securities, fair value	467,064,000	556,867,000
Municipal securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	27,950,000	26,890,000
Securities available for sale, gross unrealized gains	0	381,000
Securities available for sale, gross unrealized losses	(1,517,000)	0
Available-for-sale securities, fair value	$ 26,433,000	$ 27,271,000